Shareholder Fees	Nov. 18, 2025 USD ($)
Eubel Brady & Suttman Income and Appreciation Fund | Eubel Brady & Suttman Income and Appreciation Fund
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
Eubel Brady & Suttman Income Fund | Eubel Brady & Suttman Income Fund
Prospectus [Line Items]
Shareholder Fee, Other	$ 0